First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.4%
	Aerospace & Defense — 0.5%
5,855	TransDigm Group, Inc.	$7,577,658
	Automobile Components — 0.1%
9,659	Visteon Corp. (a)	1,116,001
	Automobiles — 0.1%
20,142	Winnebago Industries, Inc.	1,259,278
	Banks — 3.6%
32,367	Bank OZK	1,517,689
423,290	Citigroup, Inc. (b)	27,463,055
14,021	Commerce Bancshares, Inc.	907,299
502,317	Huntington Bancshares, Inc.	7,509,639
58,078	JPMorgan Chase & Co.	12,358,998
12,877	Popular, Inc.	1,321,567
10,460	UMB Financial Corp.	1,067,129
		52,145,376
	Biotechnology — 3.7%
238,884	Gilead Sciences, Inc. (b)	18,169,517
29,899	Halozyme Therapeutics, Inc. (a)	1,652,219
13,549	Regeneron Pharmaceuticals, Inc. (a)	14,621,946
14,670	United Therapeutics Corp. (a)	4,595,964
29,228	Vertex Pharmaceuticals, Inc. (a)	14,488,904
		53,528,550
	Broadline Retail — 2.4%
186,843	Amazon.com, Inc. (a) (b)	34,935,904
2,140	Dillard’s, Inc., Class A	852,983
		35,788,887
	Building Products — 0.1%
25,693	Zurn Elkay Water Solutions Corp.	833,995
	Capital Markets — 1.2%
7,936	Affiliated Managers Group, Inc.	1,473,080
10,660	Evercore, Inc., Class A	2,669,157
29,696	Lazard, Inc.	1,460,152
45,632	Northern Trust Corp.	4,045,277
8,189	PJT Partners, Inc., Class A	1,088,646
73,653	State Street Corp.	6,258,296
		16,994,608
	Chemicals — 1.9%
6,706	Cabot Corp.	672,545
87,924	CF Industries Holdings, Inc.	6,716,514
67,900	DuPont de Nemours, Inc.	5,683,230
36,777	Ecolab, Inc.	8,484,086
1,411	NewMarket Corp.	791,388
30,535	Olin Corp.	1,392,701
17,525	RPM International, Inc.	2,128,587
25,585	Scotts Miracle-Gro (The) Co.	2,010,981
		27,880,032
	Commercial Services & Supplies — 1.1%
10,858	Cintas Corp.	8,294,861

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
63,132	Rollins, Inc.	$3,024,654
45,266	Veralto Corp.	4,823,545
		16,143,060
	Communications Equipment — 2.3%
76,164	Arista Networks, Inc. (a) (b)	26,394,634
20,028	Motorola Solutions, Inc.	7,989,570
		34,384,204
	Construction & Engineering — 0.3%
12,617	EMCOR Group, Inc.	4,736,927
	Construction Materials — 0.2%
9,349	Eagle Materials, Inc.	2,545,733
	Consumer Finance — 1.0%
22,789	Bread Financial Holdings, Inc.	1,243,824
83,509	Capital One Financial Corp. (b)	12,643,263
62,747	SLM Corp.	1,423,729
		15,310,816
	Consumer Staples Distribution & Retail — 3.7%
32,624	Performance Food Group Co. (a)	2,251,056
35,757	Sprouts Farmers Market, Inc. (a)	3,571,767
131,552	Target Corp.	19,786,736
414,866	Walmart, Inc. (b)	28,476,402
		54,085,961
	Containers & Packaging — 0.5%
9,164	AptarGroup, Inc.	1,346,925
34,425	Berry Global Group, Inc.	2,262,411
20,072	Packaging Corp. of America	4,011,790
		7,621,126
	Diversified Consumer Services — 0.3%
10,807	Adtalem Global Education, Inc. (a)	847,377
23,639	Frontdoor, Inc. (a)	932,795
5,408	Grand Canyon Education, Inc. (a)	843,377
33,351	H&R Block, Inc.	1,932,357
		4,555,906
	Electrical Equipment — 0.3%
6,963	Acuity Brands, Inc.	1,750,150
38,079	nVent Electric PLC	2,765,678
		4,515,828
	Electronic Equipment, Instruments & Components — 0.5%
15,677	Avnet, Inc.	842,795
7,444	Insight Enterprises, Inc. (a)	1,671,178
4,288	Littelfuse, Inc.	1,145,368
25,625	TD SYNNEX Corp.	3,053,731
		6,713,072
	Energy Equipment & Services — 0.1%
16,813	Cactus, Inc., Class A	1,061,237
	Entertainment — 3.9%
66,486	Electronic Arts, Inc. (b)	10,035,397

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
41,736	Netflix, Inc. (a) (b)	$26,224,815
58,938	Spotify Technology S.A. (a) (b)	20,271,136
		56,531,348
	Financial Services — 1.4%
36,951	Berkshire Hathaway, Inc., Class B (a) (b)	16,203,013
16,468	Essent Group Ltd.	1,034,849
64,839	MGIC Investment Corp.	1,610,601
28,726	Voya Financial, Inc.	2,089,242
		20,937,705
	Food Products — 1.5%
49,331	Bunge Global S.A.	5,191,101
20,773	Cal-Maine Foods, Inc.	1,486,724
79,334	Campbell Soup Co.	3,717,591
140,236	Conagra Brands, Inc.	4,251,955
37,081	Flowers Foods, Inc.	835,064
86,483	Hormel Foods Corp.	2,776,969
11,965	Ingredion, Inc.	1,488,087
4,180	Lancaster Colony Corp.	806,991
21,381	Pilgrim’s Pride Corp. (a)	881,539
28,536	Simply Good Foods (The) Co. (a)	967,941
		22,403,962
	Health Care Equipment & Supplies — 1.2%
178,018	Boston Scientific Corp. (a)	13,151,970
52,077	Hologic, Inc. (a)	4,250,004
50,143	Inmode Ltd. (a)	908,591
		18,310,565
	Health Care Providers & Services — 5.5%
78,621	Cardinal Health, Inc.	7,927,355
41,612	Cencora, Inc.	9,898,662
100,247	Centene Corp. (a)	7,710,999
2,798	Chemed Corp.	1,595,308
49,101	Cigna Group (The)	17,120,046
28,770	Elevance Health, Inc.	15,306,503
37,685	Henry Schein, Inc. (a)	2,711,059
20,049	McKesson Corp.	12,370,634
13,380	Molina Healthcare, Inc. (a)	4,566,193
59,792	Premier, Inc., Class A	1,254,436
		80,461,195
	Hotels, Restaurants & Leisure — 2.4%
79,749	Aramark	2,732,998
34,046	Boyd Gaming Corp.	2,072,380
341,412	Chipotle Mexican Grill, Inc. (a) (b)	18,545,500
47,972	International Game Technology PLC	1,125,903
159,118	Las Vegas Sands Corp.	6,312,211
23,238	Texas Roadhouse, Inc.	4,057,587
		34,846,579
	Household Durables — 2.1%
1,953	Cavco Industries, Inc. (a)	809,753

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
9,237	Helen of Troy Ltd. (a)	$545,999
32,937	KB Home	2,835,217
12,658	Meritage Homes Corp.	2,567,928
392	NVR, Inc. (a)	3,374,132
52,698	PulteGroup, Inc.	6,956,136
24,170	Taylor Morrison Home Corp. (a)	1,621,324
39,657	Toll Brothers, Inc.	5,659,451
9,321	TopBuild Corp. (a)	4,460,471
34,429	Tri Pointe Homes, Inc. (a)	1,557,912
		30,388,323
	Household Products — 1.2%
36,044	Church & Dwight Co., Inc.	3,532,673
126,554	Colgate-Palmolive Co.	12,552,891
3,751	WD-40 Co.	981,299
		17,066,863
	Insurance — 3.6%
66,637	Aflac, Inc.	6,355,837
9,796	American Financial Group, Inc.	1,282,884
126,180	American International Group, Inc.	9,997,241
15,978	Assured Guaranty Ltd.	1,316,108
17,124	Axis Capital Holdings Ltd.	1,297,143
10,114	Everest Group Ltd.	3,973,487
5,171	Hanover Insurance Group (The), Inc.	710,961
52,925	Hartford Financial Services Group (The), Inc.	5,870,441
7,887	Kinsale Capital Group, Inc.	3,604,911
1,302	Markel Group, Inc. (a)	2,133,783
5,794	Primerica, Inc.	1,458,755
36,646	Principal Financial Group, Inc.	2,987,015
43,487	Prudential Financial, Inc.	5,449,791
10,397	Reinsurance Group of America, Inc.	2,343,796
9,805	RenaissanceRe Holdings Ltd.	2,273,878
11,999	Root, Inc., Class A (a)	722,700
11,239	Selective Insurance Group, Inc.	1,015,106
		52,793,837
	Interactive Media & Services — 3.9%
114,522	Alphabet, Inc., Class A (b)	19,645,104
96,017	Alphabet, Inc., Class C (b)	16,625,344
43,015	Meta Platforms, Inc., Class A (b)	20,424,812
28,272	Yelp, Inc. (a)	1,029,949
		57,725,209
	IT Services — 0.7%
8,668	ASGN, Inc. (a)	820,600
37,099	GoDaddy, Inc., Class A (a)	5,396,050
23,252	VeriSign, Inc. (a)	4,348,356
		10,565,006
	Machinery — 1.7%
23,599	Allison Transmission Holdings, Inc.	2,090,635
54,984	Fortive Corp.	3,950,600
7,722	Nordson Corp.	1,933,048

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
18,411	Parker-Hannifin Corp.	$10,331,517
3,688	RBC Bearings, Inc. (a)	1,072,618
4,084	Watts Water Technologies, Inc., Class A	847,512
29,772	Westinghouse Air Brake Technologies Corp.	4,797,758
		25,023,688
	Marine Transportation — 0.0%
49,038	Golden Ocean Group Ltd.	609,052
	Media — 0.2%
11,633	Nexstar Media Group, Inc.	2,149,662
70,536	TEGNA, Inc.	1,123,639
		3,273,301
	Metals & Mining — 1.7%
8,758	Alpha Metallurgical Resources, Inc.	2,587,201
15,884	Arch Resources, Inc.	2,327,800
44,874	Nucor Corp.	7,311,770
86,012	Rio Tinto PLC, ADR	5,604,542
13,559	Royal Gold, Inc.	1,872,769
35,856	Steel Dynamics, Inc.	4,776,736
		24,480,818
	Oil, Gas & Consumable Fuels — 6.9%
83,286	Antero Midstream Corp.	1,195,987
88,756	Antero Resources Corp. (a)	2,575,699
33,391	California Resources Corp.	1,717,633
194,475	Canadian Natural Resources Ltd.	6,899,973
311,208	Cenovus Energy, Inc.	6,264,617
23,044	Chord Energy Corp.	3,955,733
14,558	CONSOL Energy, Inc. (a)	1,453,034
34,105	CVR Energy, Inc.	975,403
31,009	Delek US Holdings, Inc.	737,394
234,848	Devon Energy Corp.	11,044,902
4,060	Diamondback Energy, Inc.	821,379
19,097	Dorian LPG Ltd.	780,303
20,264	DT Midstream, Inc.	1,527,095
62,072	EnLink Midstream LLC	848,524
149,400	Enterprise Products Partners, L.P. (c)	4,311,684
107,998	Equinor ASA, ADR	2,868,427
25,913	Hess Midstream, L.P., Class A (d)	971,219
74,562	HF Sinclair Corp.	3,837,706
14,956	International Seaways, Inc.	837,536
19,604	Kinetik Holdings, Inc.	813,174
87,457	Marathon Petroleum Corp.	15,481,638
104,653	Plains All American Pipeline, L.P. (c)	1,903,638
65,895	Plains GP Holdings, L.P., Class A	1,258,595
23,171	Scorpio Tankers, Inc.	1,776,752
9,567	Teekay Tankers Ltd., Class A	626,065
94,761	Valero Energy Corp.	15,324,749
33,705	Viper Energy, Inc.	1,438,192
207,479	Williams (The) Cos., Inc.	8,909,148
		101,156,199

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.2%
29,343	Louisiana-Pacific Corp.	$2,880,309
	Passenger Airlines — 1.9%
66,324	Alaska Air Group, Inc. (a)	2,489,140
275,560	Delta Air Lines, Inc.	11,854,591
14,063	SkyWest, Inc. (a)	1,124,196
278,703	United Airlines Holdings, Inc. (a)	12,658,690
		28,126,617
	Personal Care Products — 0.1%
35,714	BellRing Brands, Inc. (a)	1,831,414
	Pharmaceuticals — 6.1%
579,842	Bristol-Myers Squibb Co. (b)	27,577,286
14,949	Eli Lilly & Co. (b)	12,023,032
183,064	Johnson & Johnson (b)	28,896,653
114,884	Zoetis, Inc.	20,683,715
		89,180,686
	Professional Services — 1.0%
3,319	CACI International, Inc., Class A (a)	1,531,652
11,918	Korn Ferry	878,595
26,987	Leidos Holdings, Inc.	3,896,923
12,006	ManpowerGroup, Inc.	919,419
28,024	Verisk Analytics, Inc.	7,335,282
		14,561,871
	Semiconductors & Semiconductor Equipment — 4.6%
84,212	Broadcom, Inc. (b)	13,531,184
425,374	NVIDIA Corp. (b)	49,777,266
19,481	QUALCOMM, Inc.	3,525,087
		66,833,537
	Software — 6.1%
54,951	Autodesk, Inc. (a)	13,601,471
8,778	CommVault Systems, Inc. (a)	1,341,717
148,639	Dropbox, Inc., Class A (a)	3,555,445
144,437	Microsoft Corp. (b)	60,425,219
20,107	Progress Software Corp.	1,174,249
16,564	Roper Technologies, Inc.	9,023,239
		89,121,340
	Specialized REITs — 0.7%
95,317	Crown Castle, Inc.	10,492,495
	Specialty Retail — 2.5%
80,500	Bath & Body Works, Inc.	2,958,375
48,600	Guess?, Inc.	1,168,830
6,537	Murphy USA, Inc.	3,300,662
68,886	Ross Stores, Inc.	9,866,542
22,899	Signet Jewelers Ltd.	1,926,493
160,880	TJX (The) Cos., Inc.	18,182,657
		37,403,559

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 4.9%
287,338	Apple, Inc. (b)	$63,812,023
211,482	HP, Inc.	7,632,385
		71,444,408
	Textiles, Apparel & Luxury Goods — 1.4%
31,967	Carter’s, Inc.	1,935,602
14,937	Columbia Sportswear Co.	1,220,353
11,914	Deckers Outdoor Corp. (a) (b)	10,992,214
6,979	Oxford Industries, Inc.	735,098
30,912	Ralph Lauren Corp.	5,427,838
		20,311,105
	Tobacco — 2.6%
377,999	Altria Group, Inc. (b)	18,525,731
172,878	Philip Morris International, Inc.	19,908,631
		38,434,362
	Trading Companies & Distributors — 0.8%
20,051	Beacon Roofing Supply, Inc. (a)	2,061,243
59,749	Core & Main, Inc., Class A (a)	3,194,779
11,383	GMS, Inc. (a)	1,095,386
993	W.W. Grainger, Inc.	969,972
9,178	Watsco, Inc.	4,492,539
		11,813,919
	Wireless Telecommunication Services — 1.7%
134,987	T-Mobile US, Inc. (b)	24,605,430
	Total Common Stocks	1,412,412,957
	(Cost $1,319,796,521)
EXCHANGE-TRADED FUNDS — 1.0%
	Capital Markets — 1.0%
41,168	iShares Core S&P Small-Cap ETF	4,871,821
21,685	iShares Russell 2000 ETF	4,854,404
20,832	Vanguard Small-Cap ETF	4,862,189
	Total Exchange-Traded Funds	14,588,414
	(Cost $14,451,196)
MONEY MARKET FUNDS — 2.5%
36,757,167	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (e)	36,757,167
	(Cost $36,757,167)
	Total Investments — 99.9%	1,463,758,538
	(Cost $1,371,004,884)
COMMON STOCKS SOLD SHORT — (33.4)%
	Aerospace & Defense — (3.0)%
(59,008)	Boeing (The) Co. (a)	(11,246,925)
(33,847)	General Dynamics Corp.	(10,110,437)
(51,500)	Kratos Defense & Security Solutions, Inc. (a)	(1,160,810)
(39,231)	L3Harris Technologies, Inc.	(8,901,121)
(16,371)	Mercury Systems, Inc. (a)	(581,989)
(21,721)	Northrop Grumman Corp.	(10,519,915)
(52,995)	Spirit AeroSystems Holdings, Inc., Class A (a)	(1,921,069)
		(44,442,266)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Air Freight & Logistics — (0.0)%
(23,490)	Air Transport Services Group, Inc. (a)	$(379,129)
Automobile Components — (0.1)%
(265,548)	QuantumScape Corp. (a)	(1,715,440)
Banks — (0.1)%
(4,549)	Bank of Hawaii Corp.	(312,016)
(8,573)	First Financial Bankshares, Inc.	(329,718)
(6,876)	Triumph Financial, Inc. (a)	(623,859)
(1,265,593)
Beverages — (1.7)%
(40,513)	Constellation Brands, Inc., Class A	(9,932,167)
(3,661)	MGP Ingredients, Inc.	(298,554)
(83,708)	Molson Coors Beverage Co., Class B	(4,423,968)
(56,709)	PepsiCo, Inc.	(9,791,943)
(24,446,632)
Biotechnology — (0.2)%
(51,239)	Exact Sciences Corp. (a)	(2,340,598)
(25,887)	Myriad Genetics, Inc. (a)	(724,059)
(3,064,657)
Broadline Retail — (0.0)%
(20,022)	Savers Value Village, Inc (a)	(204,024)
Building Products — (0.3)%
(43,607)	Fortune Brands Innovations, Inc.	(3,523,882)
(20,516)	Hayward Holdings, Inc. (a)	(303,431)
(12,632)	Trex Company, Inc. (a)	(1,056,414)
(4,883,727)
Capital Markets — (0.2)%
(81,196)	BGC Group, Inc., Class A	(747,815)
(34,767)	Carlyle Group (The), Inc.	(1,729,311)
(12,835)	StepStone Group, Inc., Class A	(645,087)
(3,122,213)
Chemicals — (1.1)%
(32,012)	Albemarle Corp.	(2,998,564)
(12,291)	Aspen Aerogels, Inc. (a)	(250,859)
(11,596)	Celanese Corp.	(1,636,776)
(23,212)	Linde PLC	(10,526,642)
(1,386)	Quaker Chemical Corp.	(251,656)
(15,664,497)
Commercial Services & Supplies — (0.0)%
(18,174)	ACV Auctions, Inc., Class A (a)	(310,412)
(4,260)	VSE Corp.	(379,097)
(689,509)
Communications Equipment — (0.4)%
(85,485)	Extreme Networks, Inc. (a)	(1,222,436)
(51,216)	Lumentum Holdings, Inc. (a)	(2,651,964)
(48,660)	Viasat, Inc. (a)	(983,905)
(91,320)	Viavi Solutions, Inc. (a)	(734,213)
(5,592,518)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Construction & Engineering — (0.3)%
(7,401)	Ameresco, Inc., Class A (a)	$(233,650)
(59,474)	Fluor Corp. (a)	(2,860,699)
(47,531)	MDU Resources Group, Inc.	(1,280,485)
(2,259)	MYR Group, Inc. (a)	(317,344)
(4,692,178)
Consumer Finance — (0.4)%
(1,077)	Credit Acceptance Corp. (a)	(619,167)
(7,412)	Encore Capital Group, Inc. (a)	(374,677)
(40,673)	OneMain Holdings, Inc.	(2,125,571)
(205,514)	SoFi Technologies, Inc. (a)	(1,549,575)
(42,715)	Upstart Holdings, Inc. (a)	(1,193,030)
(5,862,020)
Consumer Staples Distribution & Retail — (0.7)%
(68,812)	Grocery Outlet Holding Corp. (a)	(1,345,963)
(27,163)	U.S. Foods Holding Corp. (a)	(1,477,395)
(630,108)	Walgreens Boots Alliance, Inc.	(7,479,382)
(10,302,740)
Containers & Packaging — (0.5)%
(71,941)	Ball Corp.	(4,591,994)
(76,669)	O-I Glass, Inc. (a)	(1,024,298)
(23,832)	Silgan Holdings, Inc.	(1,225,680)
(6,841,972)
Distributors — (0.2)%
(6,528)	A-Mark Precious Metals, Inc.	(250,936)
(78,016)	LKQ Corp.	(3,237,664)
(3,488,600)
Diversified REITs — (0.0)%
(21,211)	Essential Properties Realty Trust, Inc.	(627,634)
Diversified Telecommunication Services — (0.8)%
(477,426)	AT&T, Inc.	(9,190,451)
(8,892)	Cogent Communications Holdings, Inc.	(627,686)
(57,783)	Frontier Communications Parent, Inc. (a)	(1,693,042)
(11,511,179)
Electric Utilities — (0.2)%
(6,285)	IDACORP, Inc.	(614,359)
(3,627)	Otter Tail Corp.	(351,529)
(31,555)	PNM Resources, Inc.	(1,312,057)
(2,277,945)
Electrical Equipment — (0.3)%
(63,124)	Bloom Energy Corp., Class A (a)	(854,699)
(29,167)	Fluence Energy, Inc. (a)	(477,755)
(177,867)	Sunrun, Inc. (a)	(3,118,009)
(4,450,463)
Electronic Equipment, Instruments & Components — (0.7)%
(7,591)	Advanced Energy Industries, Inc.	(883,365)
(20,612)	Arlo Technologies, Inc. (a)	(312,478)
(160,686)	Corning, Inc.	(6,429,047)
(13,141)	Crane NXT Co.	(826,306)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Electronic Equipment, Instruments & Components (Continued)
(10,514)	IPG Photonics Corp. (a)	$(845,325)
(52,094)	Mirion Technologies, Inc. (a)	(549,071)
(3,467)	OSI Systems, Inc. (a)	(513,047)
(9,713)	PAR Technology Corp. (a)	(491,866)
(10,850,505)
Energy Equipment & Services — (0.6)%
(85,496)	Schlumberger N.V.	(4,128,602)
(713,161)	Transocean Ltd. (a)	(4,129,202)
(12,976)	Valaris Ltd. (a)	(1,019,784)
(9,277,588)
Entertainment — (0.7)%
(33,220)	Sphere Entertainment Co. (a)	(1,477,626)
(61,183)	Take-Two Interactive Software, Inc. (a)	(9,209,877)
(10,687,503)
Financial Services — (0.8)%
(32,008)	AvidXchange Holdings, Inc. (a)	(286,151)
(34,060)	Cannae Holdings, Inc.	(684,946)
(19,917)	Corpay, Inc. (a)	(5,812,179)
(90,065)	Equitable Holdings, Inc.	(3,927,735)
(12,630)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(413,885)
(32,065)	Remitly Global, Inc. (a)	(423,579)
(36,857)	Rocket Cos., Inc., Class A (a)	(596,715)
(12,145,190)
Food Products — (1.0)%
(8,890)	Freshpet, Inc. (a)	(1,081,913)
(48,254)	J. M. Smucker (The) Co.	(5,691,559)
(120,397)	Kellanova	(7,001,086)
(23,891)	TreeHouse Foods, Inc. (a)	(962,329)
(14,736,887)
Gas Utilities — (0.0)%
(7,014)	Northwest Natural Holding Co.	(280,420)
Ground Transportation — (0.7)%
(14,942)	Avis Budget Group, Inc.	(1,509,291)
(134,415)	Hertz Global Holdings, Inc. (a)	(548,413)
(257,240)	Lyft, Inc., Class A (a)	(3,099,742)
(7,488)	Saia, Inc. (a)	(3,128,861)
(34,025)	Schneider National, Inc., Class B	(915,613)
(28,246)	Werner Enterprises, Inc.	(1,106,961)
(10,308,881)
Health Care Equipment & Supplies — (2.1)%
(97,542)	Abbott Laboratories	(10,333,599)
(38,617)	Alphatec Holdings, Inc. (a)	(390,032)
(160,315)	DENTSPLY SIRONA, Inc.	(4,350,949)
(23,165)	Enovis Corp. (a)	(1,103,581)
(98,304)	Envista Holdings Corp. (a)	(1,678,049)
(6,998)	Glaukos Corp. (a)	(819,956)
(15,175)	Globus Medical, Inc., Class A (a)	(1,091,993)
(23,563)	iRhythm Technologies, Inc. (a)	(2,032,309)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Health Care Equipment & Supplies (Continued)
(9,407)	Masimo Corp. (a)	$(1,006,361)
(13,186)	Novocure Ltd. (a)	(300,245)
(6,998)	PROCEPT BioRobotics Corp. (a)	(443,113)
(6,082)	RxSight, Inc. (a)	(278,373)
(11,596)	Silk Road Medical, Inc. (a)	(313,208)
(54,312)	Zimmer Biomet Holdings, Inc.	(6,047,641)
(30,189,409)
Health Care Providers & Services — (1.0)%
(33,884)	Acadia Healthcare Co, Inc. (a)	(2,197,377)
(69,564)	agilon health, Inc. (a)	(479,296)
(24,021)	BrightSpring Health Services, Inc. (a)	(297,620)
(11,581)	Humana, Inc.	(4,187,805)
(33,674)	Labcorp Holdings, Inc.	(7,254,727)
(17,238)	Privia Health Group, Inc. (a)	(357,516)
(17,205)	Surgery Partners, Inc. (a)	(522,344)
(15,296,685)
Health Care REITs — (0.8)%
(19,654)	CareTrust REIT, Inc.	(529,872)
(94,986)	Welltower, Inc.	(10,567,192)
(11,097,064)
Health Care Technology — (0.6)%
(43,291)	Schrodinger, Inc. (a)	(964,523)
(37,507)	Veeva Systems, Inc., Class A (a)	(7,198,719)
(8,163,242)
Hotels, Restaurants & Leisure — (0.8)%
(269,849)	Carnival Corp. (a)	(4,495,684)
(10,579)	Choice Hotels International, Inc.	(1,348,294)
(97,645)	DraftKings, Inc., Class A (a)	(3,607,983)
(2,633)	Kura Sushi USA, Inc., Class A (a)	(151,371)
(48,404)	Papa John’s International, Inc.	(2,140,909)
(11,744,241)
Household Durables — (0.9)%
(13,403)	Beazer Homes USA, Inc. (a)	(451,279)
(5,487)	Century Communities, Inc.	(574,544)
(133,660)	Leggett & Platt, Inc.	(1,760,302)
(9,939)	LGI Homes, Inc. (a)	(1,143,681)
(79,633)	Sonos, Inc. (a)	(1,075,046)
(26,798)	Tempur Sealy International, Inc.	(1,402,875)
(68,455)	Whirlpool Corp.	(6,980,356)
(13,388,083)
Household Products — (0.1)%
(19,884)	Energizer Holdings, Inc.	(612,228)
(13,372)	Spectrum Brands Holdings, Inc.	(1,131,405)
(1,743,633)
Independent Power and Renewable Electricity Producers — (0.0)%
(6,845)	Ormat Technologies, Inc.	(531,446)
Industrial Conglomerates — (0.7)%
(81,205)	3M Co.	(10,357,698)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Industrial REITs — (0.3)%
(101,135)	Americold Realty Trust, Inc.	$(3,022,925)
(4,913)	EastGroup Properties, Inc.	(918,682)
(3,941,607)
Insurance — (0.3)%
(20,987)	Brighthouse Financial, Inc. (a)	(1,046,622)
(15,547)	Kemper Corp.	(995,941)
(24,707)	Lincoln National Corp.	(822,743)
(39,350)	Oscar Health, Inc., Class A (a)	(695,708)
(11,777)	Trupanion, Inc. (a)	(436,455)
(3,997,469)
Interactive Media & Services — (0.1)%
(9,417)	Shutterstock, Inc.	(416,420)
(14,608)	Ziff Davis, Inc. (a)	(699,431)
(1,115,851)
IT Services — (0.2)%
(18,722)	Couchbase, Inc. (a)	(359,275)
(45,691)	DXC Technology Co. (a)	(929,355)
(115,059)	Fastly, Inc., Class A (a)	(931,978)
(2,220,608)
Leisure Products — (0.4)%
(59,679)	Hasbro, Inc.	(3,846,908)
(123,099)	Mattel, Inc. (a)	(2,374,580)
(6,859)	Sturm Ruger & Co., Inc.	(309,410)
(6,530,898)
Life Sciences Tools & Services — (0.9)%
(96,959)	10X Genomics, Inc., Class A (a)	(2,004,143)
(200,692)	Avantor, Inc. (a)	(5,368,511)
(8,572)	Azenta, Inc. (a)	(533,950)
(9,293)	Bio-Rad Laboratories, Inc., Class A (a)	(3,144,379)
(56,945)	Fortrea Holdings, Inc. (a)	(1,571,113)
(89,973)	Sotera Health Co. (a)	(1,247,925)
(13,870,021)
Machinery — (0.5)%
(462,921)	CNH Industrial N.V.	(4,930,109)
(5,042)	Greenbrier (The) Cos., Inc.	(257,192)
(12,121)	Hillenbrand, Inc.	(536,112)
(9,446)	John Bean Technologies Corp.	(929,297)
(3,682)	Lindsay Corp.	(463,895)
(8,529)	Trinity Industries, Inc.	(281,969)
(7,398,574)
Media — (0.5)%
(45,974)	Fox Corp., Class A	(1,748,851)
(155,759)	Interpublic Group of Companies (The), Inc.	(5,010,767)
(6,759,618)
Metals & Mining — (0.1)%
(57,201)	MP Materials Corp. (a)	(773,358)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
(36,523)	Ellington Financial, Inc.	$(463,477)
(30,713)	Ready Capital Corp.	(285,017)
(748,494)
Office REITs — (0.2)%
(44,962)	JBG SMITH Properties	(735,129)
(16,010)	Kilroy Realty Corp.	(591,890)
(35,037)	Vornado Realty Trust	(1,050,759)
(2,377,778)
Oil, Gas & Consumable Fuels — (0.7)%
(28,480)	Chesapeake Energy Corp.	(2,173,878)
(22,552)	Civitas Resources, Inc.	(1,573,228)
(22,523)	Crescent Energy Co., Class A	(275,456)
(49,467)	Green Plains, Inc. (a)	(877,050)
(52,616)	Magnolia Oil & Gas Corp., Class A	(1,433,260)
(28,506)	New Fortress Energy, Inc.	(562,708)
(37,742)	NextDecade Corp. (a)	(306,088)
(20,047)	Northern Oil & Gas, Inc.	(865,830)
(18,622)	Par Pacific Holdings, Inc. (a)	(494,414)
(248,402)	Uranium Energy Corp. (a)	(1,473,024)
(10,034,936)
Passenger Airlines — (0.2)%
(6,499)	Allegiant Travel Co.	(364,399)
(245,878)	JetBlue Airways Corp. (a)	(1,576,078)
(210,285)	Joby Aviation, Inc. (a)	(1,257,504)
(3,197,981)
Personal Care Products — (0.8)%
(173,863)	Coty, Inc., Class A (a)	(1,729,937)
(522,780)	Kenvue, Inc.	(9,666,202)
(11,396,139)
Professional Services — (0.2)%
(256,673)	Alight, Inc., Class A (a)	(1,943,015)
(86,696)	Clarivate PLC (a)	(584,331)
(12,009)	CSG Systems International, Inc.	(562,501)
(3,089,847)
Real Estate Management & Development — (0.2)%
(51,433)	DigitalBridge Group, Inc.	(726,748)
(22,526)	eXp World Holdings, Inc.	(323,473)
(15,397)	Howard Hughes Holdings, Inc. (a)	(1,141,996)
(2,192,217)
Residential REITs — (0.0)%
(21,358)	Veris Residential, Inc.	(335,534)
Retail REITs — (0.3)%
(16,919)	Acadia Realty Trust	(366,127)
(15,192)	Agree Realty Corp.	(1,047,792)
(78,102)	Kimco Realty Corp.	(1,697,157)
(15,947)	NETSTREIT Corp.	(262,647)
(45,153)	Retail Opportunity Investments Corp.	(675,037)
(4,048,760)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Semiconductors & Semiconductor Equipment — (0.9)%
(33,215)	ACM Research, Inc., Class A (a)	$(596,209)
(22,851)	Ambarella, Inc. (a)	(1,202,877)
(11,594)	Cohu, Inc. (a)	(370,892)
(23,583)	GLOBALFOUNDRIES, Inc. (a)	(1,202,969)
(12,872)	Ichor Holdings Ltd. (a)	(437,648)
(45,102)	indie Semiconductor, Inc., Class A (a)	(269,710)
(11,881)	Silicon Laboratories, Inc. (a)	(1,427,265)
(2,776)	SiTime Corp. (a)	(394,053)
(118,755)	SolarEdge Technologies, Inc. (a)	(3,427,269)
(11,173)	Synaptics, Inc. (a)	(975,626)
(179,769)	Wolfspeed, Inc. (a)	(3,388,646)
(13,693,164)
Software — (1.3)%
(10,155)	Appian Corp., Class A (a)	(375,126)
(34,924)	Asana, Inc., Class A (a)	(508,144)
(3,268)	Aspen Technology, Inc. (a)	(614,221)
(68,339)	Confluent, Inc., Class A (a)	(1,709,842)
(106,608)	NCR Voyix Corp. (a)	(1,572,468)
(33,954)	Nutanix, Inc., Class A (a)	(1,715,016)
(96,119)	Palantir Technologies, Inc., Class A (a)	(2,584,640)
(12,713)	Palo Alto Networks, Inc. (a)	(4,128,292)
(12,546)	PROS Holdings, Inc. (a)	(302,359)
(54,867)	Samsara, Inc., Class A (a)	(2,100,309)
(89,104)	SentinelOne, Inc., Class A (a)	(2,040,481)
(22,526)	Sprout Social, Inc., Class A (a)	(880,091)
(18,530,989)
Specialized REITs — (0.3)%
(21,544)	Gaming and Leisure Properties, Inc.	(1,081,509)
(21,740)	Iron Mountain, Inc.	(2,229,654)
(12,643)	National Storage Affiliates Trust	(538,213)
(9,034)	Rayonier, Inc.	(274,001)
(4,123,377)
Specialty Retail — (2.3)%
(71,581)	American Eagle Outfitters, Inc.	(1,578,361)
(122,222)	Beyond, Inc. (a)	(1,381,109)
(51,788)	Camping World Holdings, Inc., Class A	(1,184,909)
(36,625)	Carvana Co. (a)	(4,879,549)
(22,713)	Floor & Decor Holdings, Inc., Class A (a)	(2,225,874)
(4,182)	Lithia Motors, Inc.	(1,155,612)
(46,789)	Lowe’s Cos., Inc.	(11,487,167)
(59,987)	National Vision Holdings, Inc. (a)	(867,412)
(19,530)	ODP (The) Corp. (a)	(825,142)
(3,189)	Penske Automotive Group Inc.	(555,237)
(13,369)	RH (a)	(3,878,079)
(4,542)	Sonic Automotive, Inc., Class A	(270,431)
(65,264)	Wayfair, Inc., Class A (a)	(3,552,320)
(33,841,202)
Technology Hardware, Storage & Peripherals — (0.2)%
(46,644)	Pure Storage, Inc., Class A (a)	(2,795,375)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Trading Companies & Distributors — (0.4)%
(60,414)	Air Lease Corp.	$(2,997,743)
(5,057)	GATX Corp.	(705,452)
(5,291)	H&E Equipment Services, Inc.	(276,719)
(3,598)	Herc Holdings, Inc.	(560,712)
(14,346)	Rush Enterprises, Inc., Class A	(731,790)
(5,921)	SiteOne Landscape Supply, Inc. (a)	(868,492)
(6,140,908)
Water Utilities — (0.0)%
(5,612)	California Water Service Group	(300,018)
	Total Investments Sold Short — (33.4)%	(489,778,134)
(Proceeds $479,354,292)
	Net Other Assets and Liabilities — 33.5%	491,300,112
	Net Assets — 100.0%	$1,465,280,516
Futures Contracts at July 31, 2024:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
S&P 500 E-mini Futures	143	Sep-2024	$(39,739,700)	$(192,315)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At July 31, 2024, the segregated value of these securities amounts to $295,231,639.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Country Allocation†	% of Net Assets
United States	63.9%
Luxembourg	1.4
Canada	0.9
Bermuda	0.8
United Kingdom	0.4
Marshall Islands	0.3
Norway	0.2
Puerto Rico	0.1
Switzerland	0.1
Israel	0.1
Jersey	(0.1)
Cayman Islands	(0.2)
Curacao	(0.3)
Panama	(0.3)
Netherlands	(0.3)
Ireland	(0.5)
Total Investments	66.5
Net Other Assets and Liabilities	33.5
Total	100.0%

†	The presentation is based on net long and short positions.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,412,412,957	$1,412,412,957	$—	$—
Exchange-Traded Funds*	14,588,414	14,588,414	—	—
Money Market Funds	36,757,167	36,757,167	—	—
Total Investments	$1,463,758,538	$1,463,758,538	$—	$—

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(489,778,134)	$(489,778,134)	$—	$—
Futures Contracts	(192,315)	(192,315)	—	—
Total	$(489,970,449)	$(489,970,449)	$—	$—

*	See Portfolio of Investments for industry breakout.